Schedule of investments
Nomura Tax-Free USA Intermediate Fund	May 31, 2026 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 98.34%
Education Revenue Bonds — 7.96%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/37 #	1,220,000	$ 1,243,888
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	877,266
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	2,000,000	1,639,260
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	829,990
(Social Bonds) Series A 5.00% 11/1/42	1,000,000	1,065,130
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,009,800
Build NYC, New York Resource Revenue
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/42 #	750,000	761,535
(KIPP NYC Public School Facilities - Canal West Project)
5.00% 7/1/34	415,000	444,585
5.00% 7/1/36	415,000	440,830
5.00% 7/1/37	550,000	581,581
5.00% 7/1/42	1,000,000	1,037,760
California Community College Financing Authority Revenue
(Napa Valley College Project) Series A 144A 4.25% 7/1/32 #	1,480,000	1,246,574
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	5,000,000	5,982,850
Series U-7 5.00% 6/1/46	1,000,000	1,160,840
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	1,000,000	951,850
(California Baptist University) Series A 144A 5.125% 11/1/40 #	1,325,000	1,379,961
California School Finance Authority Revenue
(Partnerships to Uplift Communities Project) 144A 5.00% 8/1/33 #	620,000	630,354
NQ- 019 [0526] 0726 (5720453)    1

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project) Series A 5.00% 8/1/55	800,000	$ 745,416
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	2,006,160
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.75% 4/1/48	2,500,000	2,616,425
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC - Arizona State University Project)
Series A 5.00% 7/1/30	350,000	357,651
Series A 5.00% 7/1/32	235,000	239,282
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools) Series A 144A 5.25% 4/1/39 #	1,520,000	1,536,857
(Global Village Academy - Northglenn Project) 144A 5.00% 12/1/40 #	2,215,000	2,187,157
District of Columbia Revenue
(KIPP DC Issue) 4.00% 7/1/39	1,275,000	1,218,008
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 5.00% 6/15/28	410,000	416,166
Series A 5.00% 6/15/29	400,000	405,864
Idaho Housing & Finance Association Revenue
(Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	558,692
(Sage International School of Boise Project) Series A 4.00% 5/1/55	1,540,000	1,255,161
Illinois Finance Authority Revenue
(CHF - Chicago, LLC - University of Illinois at Chicago Project)
Series A 5.00% 2/15/28	260,000	263,294
Series A 5.00% 2/15/30	390,000	393,970
Series A 5.00% 2/15/32	265,000	267,197
Indiana Finance Authority Revenue
(Tippecanoe LLC Student Housing Project) Series A 5.00% 6/1/38	600,000	626,394
2    NQ- 019 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Knox County, Tennessee Health Educational & Housing Facility Board Revenue
(University of Tennessee Project)
Series A-1 5.00% 7/1/43 (BAM)	550,000	$ 583,699
Series A-1 5.00% 7/1/44 (BAM)	625,000	658,656
Louisiana Public Facilities Authority Revenue
(Lincoln Preparatory School Project) Series A 144A 6.125% 6/1/37 #	400,000	388,560
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	251,150
Series A 144A 5.00% 7/1/50 #	925,000	867,576
(Highland Prep Project)
Series A 4.00% 7/1/38	460,000	462,884
Series A 4.00% 7/1/40	500,000	491,260
Miami-Dade County, Florida Educational Facilities Authority Revenue
(University of Miami Issue) Series A 5.25% 4/1/48	1,500,000	1,594,275
Nevada State Department of Business & Industry Revenue
(Somerset Academy) Series A 144A 5.00% 12/15/38 #	1,295,000	1,295,091
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	3,265,000	3,323,117
(Pace University) Series A 5.25% 5/1/43	1,390,000	1,470,342
Newark, Texas Higher Education Finance Revenue
(Village Tech Schools) Series A 5.125% 8/15/47	875,000	812,753
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	923,720
Regents of the University of California General Revenue
Series BK 5.00% 5/15/52	1,740,000	1,814,124
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,245,000	1,211,410
NQ- 019 [0526] 0726 (5720453)    3

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Massachusetts Building Authority Revenue
Series 2 5.00% 11/1/40	1,500,000	$ 1,705,890
Virginia College Building Authority Revenue
(Regent University Project) 6.00% 6/1/50	1,075,000	1,135,146
Washington State Housing Finance Commission Revenue
(Radford Court and Nordheim Court Portfolio)
5.00% 7/1/37	1,825,000	1,897,215
5.00% 7/1/38	1,000,000	1,034,450
Wisconsin Public Finance Authority Charter School Revenue
(Foundation Academy Charter School Project) 144A 4.75% 7/1/45 #	1,300,000	1,223,703
Wisconsin Public Finance Authority Revenue
(CFP3 – Eastern Michigan University Student Housing Project) Series A-1 5.25% 7/1/42 (BAM)	3,000,000	3,222,810
(Lindenwood Education System) Series A 144A 4.75% 6/1/40 #	4,000,000	4,019,320
		67,764,899
Electric Revenue Bonds — 3.83%
American Municipal Power, Ohio Revenue
(AMP Fremont Energy Center Project) Series A 4.00% 2/15/37	1,330,000	1,350,376
City of Los Angeles, Department of Water & Power Revenue
Series A 5.25% 7/1/45 (BAM)	1,000,000	1,081,780
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/33	2,915,000	3,124,705
Series A 5.00% 10/1/41	915,000	955,333
Missouri Joint Municipal Electric Utility Commission Revenue
(Green Bonds - Climate Bond Certified)
5.25% 12/1/39	500,000	553,435
5.25% 12/1/40	500,000	551,275
5.25% 12/1/41	650,000	712,901
5.25% 12/1/42	1,000,000	1,092,570
Municipal Electric Authority of Georgia Revenue
(Plant Vogtle Units 3 & 4 Project) Series A 5.00% 1/1/39	5,000,000	5,140,300
4    NQ- 019 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	$ 1,119,100
Series TT 5.00% 7/1/32 ‡	1,555,000	1,144,869
Series WW 5.25% 7/1/33 ‡	1,015,000	747,294
Series WW 5.50% 7/1/26 ‡	3,910,000	2,873,850
Series WW 5.50% 7/1/38 ‡	1,925,000	1,417,281
Series XX 5.25% 7/1/40 ‡	4,630,000	3,408,837
Series ZZ 5.00% 7/1/26 ‡	2,990,000	2,197,650
South Carolina Public Service Authority Revenue
(Santee Cooper)
Series E 5.25% 12/1/37 (AG)	3,000,000	3,334,230
Series E 5.25% 12/1/38 (AG)	1,615,000	1,787,692
		32,593,478
Healthcare Revenue Bonds — 8.69%
Build NYC, New York Resource Revenue
(Riverspring Health Senior Living, INC. Project) Series 2026A 144A 6.50% 12/15/45 #	2,520,000	2,553,390
City of Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project) Second Tier Series B 5.25% 1/1/37	915,000	536,016
City of Phoenix, Arizona Industrial Development Authority Housing Revenue
(Christian Care Surprise, Inc. Project) Series A 5.25% 12/1/45	2,000,000	2,037,380
City of Rochester, Minnesota Health Care Facilities Revenue
(Mayo Clinic)
Series A 5.00% 11/15/42	1,250,000	1,385,963
Series A 5.00% 11/15/46	1,750,000	1,881,897
City of Saint Paul, Minnesota Housing & Redevelopment Authority Revenue
(HealthPartners Obligated Group) Series A 4.00% 7/1/35	5,630,000	5,616,038
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	7,000,000	6,471,430
(CommonSpirit Health)
Series A-1 4.00% 8/1/37	1,000,000	1,000,930
Series A-2 5.00% 8/1/37	1,105,000	1,146,658
Cuyahoga County, Ohio Hospital Revenue
(The MetroHealth System) 5.00% 2/15/37	1,000,000	1,003,590
NQ- 019 [0526] 0726 (5720453)    5

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	$ 808,763
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/42	650,000	673,953
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41	10,000	9,805
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	780,631
Iowa Finance Authority Senior Housing Revenue
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	500,015
Kalispell, Montana Housing and Healthcare Facilities Revenue
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/37	1,400,000	1,404,886
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	2,016,500
Michigan Finance Authority Revenue
(Trinity Health Credit Group) 4.00% 12/1/40	2,185,000	2,148,663
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project) Series A 4.00% 12/1/38	1,000,000	975,720
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,442,220
New Hampshire, National Finance Authority Revenue
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	1,104,379
New Hope, Texas Cultural Education Facilities Finance Revenue
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,529,437
6    NQ- 019 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project)
Series B 5.25% 8/15/43	1,000,000	$ 1,009,490
Series B 5.25% 8/15/48	2,000,000	2,006,460
Palm Beach County, Florida Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) 3.00% 8/15/44	5,000,000	4,050,000
(Lifespace Communities, Inc.) Series B 5.125% 5/15/46	705,000	710,478
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	120,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	105,000
Pennsylvania Economic Development Financing Authority Revenue
(Presbyterian Senior Living Project)
Series B-2 5.00% 7/1/38	3,000,000	3,150,000
Series B-2 5.00% 7/1/42	1,500,000	1,548,765
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.00% 4/1/30	2,880,000	2,892,528
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	2,000,000	2,063,220
(Lifespan Obligated Group)
5.00% 5/15/40	575,000	614,439
5.00% 5/15/41	700,000	743,904
5.00% 5/15/42	700,000	739,102
5.00% 5/15/43	700,000	737,639
Salem, Oregon Hospital Facility Authority Revenue
(Capital Manor Project) 4.00% 5/15/40	1,450,000	1,396,597
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.25% 11/15/39	5,340,000	5,354,044
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	1,027,956
NQ- 019 [0526] 0726 (5720453)    7

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) Series A 4.50% 12/1/44	1,250,000	$ 1,253,375
West Virginia Hospital Finance Authority Revenue
(West Virginia University Health System Obligated Group) Series A 5.25% 6/1/42	3,600,000	3,952,188
Westchester County, New York Local Development Revenue
(Westchester Medical Center Obligated Group Project)
5.00% 11/1/47 (AG)	500,000	517,185
5.75% 11/1/48 (AG)	1,875,000	2,022,637
		74,043,271
Housing Revenue Bonds — 5.86%
Denver City & County, Colorado Housing Authority Revenue
(Flo Senior Apartments Project) Series A 4.50% 7/1/41	1,500,000	1,511,025
Illinois Housing Development Authority Revenue
Series K 4.95% 10/1/38 (GNMA) (FNMA) (FHLMC)	2,500,000	2,620,125
Series K 5.25% 10/1/43 (GNMA) (FNMA) (FHLMC)	2,800,000	2,963,828
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 4.95% 9/1/38 (GNMA) (FNMA) (FHLMC)	1,250,000	1,321,075
Series G 5.15% 9/1/43 (GNMA) (FNMA) (FHLMC)	2,610,000	2,754,020
New York City, New York Housing Development Revenue
(8 Spruce Street)
Series D 4.00% 12/15/43	1,125,000	1,137,994
Series E 4.375% 12/15/43	1,125,000	1,143,922
New York State Mortgage Agency Homeowner Revenue
Series 250 4.80% 10/1/48	4,000,000	4,033,480
North Carolina Housing Finance Agency Revenue
(1998 Trust Agreement) Series 49 4.875% 7/1/42 (GNMA) (FNMA) (FHLMC)	4,735,000	4,931,550
North Dakota Housing Finance Agency Revenue
Series D 4.50% 7/1/43	1,740,000	1,751,240
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 142A 4.85% 10/1/43	10,730,000	11,049,003
Series 143A 5.125% 10/1/41	2,840,000	2,982,028

(Social Bonds) Series 149A 5.10% 10/1/45	5,000,000	5,150,600
8    NQ- 019 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Rhode Island Housing & Mortgage Finance Revenue
Series 81-A 5.25% 10/1/43 (GNMA)	1,985,000	$ 2,096,617
San Antonio, Texas Housing Trust Public Facility Revenue
(Cedar Ridge Terrace Apartments) Series A 4.45% 4/1/43 (FNMA)	4,500,000	4,495,725
		49,942,232
Industrial Development Revenue/Pollution ControlRevenue Bonds — 22.37%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	5,520,000	552
Arkansas Development Finance Authority Revenue
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	7,750,000	7,954,290
Black Belt, Alabama Energy Gas District Revenue
Series A 4.00% 6/1/51 •	5,000,000	5,084,200
Series A 5.00% 12/1/34	2,580,000	2,727,112
(Gas Project)
Series A 5.25% 5/1/55 •	5,000,000	5,199,100
Series B 5.00% 10/1/55 •	4,850,000	5,120,969
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 Class 1 4.00% 6/1/48	4,635,000	4,045,428
Series B-2 Class 2 5.00% 6/1/55	2,000,000	1,599,180
California Community Choice Financing Authority Revenue
(Clean Energy Project)
Series A-1 5.00% 12/1/53 •	3,500,000	3,655,435
Series B-1 4.00% 2/1/52 •	4,910,000	4,984,485
Series C 5.25% 1/1/54 •	4,280,000	4,545,959
Series D 5.50% 5/1/54 •	7,000,000	7,312,690
Series G 5.00% 11/1/55 •	5,500,000	5,658,125
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) Series B 144A 12.00% 1/1/65 (AMT) #, •	6,265,000	3,508,400
NQ- 019 [0526] 0726 (5720453)    9

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	1,250,000	$ 14,063
(Poseidon Resources (Channelside) LP Desalination Project) 144A 5.00% 7/1/37 (AMT) #	3,700,000	3,700,370
Central Plains, Nebraska Energy Project Revenue
(Project No. 3)
Series A 5.00% 9/1/35	1,250,000	1,319,438
Series A 5.00% 9/1/36	2,480,000	2,597,998
City of Houston, Texas Airport System Revenue
(United Airlines, Inc. Terminal E Project) Series A 4.00% 7/1/41 (AMT)	1,220,000	1,143,494
County of Broward, Florida Convention Center Hotel Revenue
(First Tier) 5.00% 1/1/47	3,830,000	3,974,965
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed) Series A 144A 0.90% 6/1/60 #, ^	58,725,000	1,570,307
Finance Authority of Maine Revenue
(TimberHP Madison, LLC Project) 8.50% 6/1/35 (AMT)	1,799,725	935,011
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AG) (AMT)	8,875,000	8,814,739
5.50% 7/1/53 (AMT)	5,225,000	3,709,750
George L Smith II World Congress Center, Georgia Authority Revenue
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/36 #	1,000,000	1,017,860
Georgia Main Street Natural Gas Supply Revenue
Series A 5.00% 6/1/55 •	1,000,000	1,075,150
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 0.935% 6/1/57 #, ^	62,600,000	3,986,368
Series F 144A 4.454% 6/1/57 #, ^	74,090,000	3,802,299
Iowa Tobacco Settlement Authority Revenue
Series A-2 Class 1 4.00% 6/1/38	300,000	297,177
Series A-2 Class 1 4.00% 6/1/39	600,000	590,430
10    NQ- 019 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Iowa Tobacco Settlement Authority Revenue
Series A-2 Class 1 4.00% 6/1/40	300,000	$ 290,259
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39 #, ‡	1,175,000	35,250
Kentucky Public Energy Authority Revenue
Series A-1 5.25% 4/1/54 •	2,750,000	2,932,518
Series B 5.00% 1/1/55 •	3,750,000	3,974,287
M-S-R Energy Authority, California Gas Revenue
Series B 6.50% 11/1/39	580,000	715,239
Series B 7.00% 11/1/34	2,905,000	3,500,118
New York Counties, New York Tobacco Trust V Pass-Through Revenue
(Subordinate Turbo Capital Appreciation Bond) Series S4B 144A 8.459% 6/1/60 #, ♦, ^	20,000,000	862,600
New York Transportation Development Special Facility Revenue
(Delta Airlines, Inc. - LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	2,500,000	2,394,325
5.00% 1/1/34 (AMT)	4,210,000	4,295,884
5.00% 1/1/36 (AMT)	3,000,000	3,052,860
5.00% 10/1/40 (AMT)	1,125,000	1,155,757
6.00% 4/1/35 (AMT)	2,000,000	2,207,320
Port of Beaumont, Texas Navigation District Revenue
(Jefferson Gulf Coast Energy Project) Series A 144A 5.00% 1/1/39 (AMT) #	2,000,000	1,949,920
Regional Transportation District, Colorado Revenue
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/33	1,000,000	1,020,880
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	7,200,000	7,600,248
San Joaquin Valley Clean Energy, California Authority Revenue
(Green Bonds) Series A 5.50% 1/1/56 •	3,500,000	3,880,135
NQ- 019 [0526] 0726 (5720453)    11

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
South Carolina Jobs - Economic Development Authority Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	1,500,000	$ 1,050,000
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #, ‡	1,250,000	12,500
Southeast Energy Authority, A Cooperative District Revenue, Alabama
(Project No. 3) Series A-1 5.50% 1/1/53 •	5,500,000	5,848,975
St. Paul, Minnesota Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,000,000	1,959,760
Suffolk, New York Regional Off-Track Betting Revenue
5.75% 12/1/44	5,000,000	5,146,300
Tennergy Gas Supply, Tennessee Revenue
Series A 4.00% 12/1/51 •	4,400,000	4,460,412
Texas Municipal Gas Acquisition & Supply Revenue
5.00% 1/1/55 •	1,500,000	1,605,015
Series 2025 5.00% 1/1/36	4,000,000	4,274,760
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation - Second Subordinate Lien) Series C 7.242% 6/1/46 ^	9,655,000	1,666,550
(Capital Appreciation - Third Subordinate Lien) Series D 2.609% 6/1/46 ^	1,630,000	246,521
TSASC, New York Revenue
Fiscal 2017 Senior Series A 5.00% 6/1/30	475,000	483,602
Fiscal 2017 Senior Series A 5.00% 6/1/31	475,000	482,985
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	2,297,937	2,330,912
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation Bonds)
First Subordinate Series C 1.96% 6/1/47 ^	58,500,000	15,174,315
Second Subordinate Series D 2.466% 6/1/47 ^	8,185,000	2,080,381

(Convertible Bond) Senior Series B-2 5.20% 6/1/46 ~	1,250,000	1,069,050
12    NQ- 019 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project)
Series A 5.00% 2/1/52	200,000	$ 197,726
Series A 5.00% 2/1/62	2,720,000	2,647,158
		190,549,866
Lease Revenue Bonds — 7.62%
California State Public Works Board Revenue
(Various Capital Project) Series D 5.00% 11/1/46	5,000,000	5,334,350
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
Series A 4.00% 12/15/42	5,740,000	5,536,804
Series A 4.00% 12/15/47	11,560,000	10,379,262
Series A 4.00% 6/15/52	1,970,000	1,704,306
Series A 4.00% 6/15/52 (BAM)	415,000	361,228
Series B 4.733% 12/15/51 (BAM) ^	10,000,000	2,978,500
Series B-1 4.57% 6/15/47 (AG) ^	6,770,000	2,584,312
New Jersey Economic Development Authority Revenue
(NJ Transit Transportation Project) Series A 4.00% 11/1/39	2,835,000	2,836,928
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.20% 12/15/38 (BAM) ^	9,380,000	5,890,265
Series A 5.396% 12/15/39 (BAM) ^	15,910,000	9,536,772
Series CC 5.25% 6/15/39	2,000,000	2,201,560
Series CC 5.25% 6/15/43	4,750,000	5,131,283
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	1,000,000	756,270
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	6,000,000	4,598,280
Virginia Public Building Authority Public Facilities Revenue
Series A 5.00% 8/1/45	4,680,000	5,061,092
		64,891,212
Local General Obligation Bonds — 2.54%
Chicago, Illinois Board of Education
Series B 4.00% 12/1/40	2,810,000	2,529,674
NQ- 019 [0526] 0726 (5720453)    13

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/35	825,000	$ 829,843
5.00% 4/1/36	320,000	321,382
City of Chicago, Illinois
Series A 5.50% 1/1/35	1,980,000	2,039,578
Series E 6.00% 1/1/45	2,000,000	2,150,760

(Chicago Recovery Plan) Series A 5.00% 1/1/43	2,900,000	2,885,442
Harris County, Texas Permanent Improvement Bonds
(Certificates of Obligation) 5.00% 9/15/42	5,090,000	5,576,502
Las Vegas, Nevada Valley Water District Revenue
Series A 4.00% 6/1/43	3,450,000	3,442,307
New Hampshire Business Finance Authority
(Bridgeland Water & Utility Districts) 144A 5.375% 12/15/35 #	1,900,000	1,900,247
		21,675,735
Pre-Refunded Bonds — 0.99%
Illinois Finance Authority Revenue
Series C 4.00% 2/15/41-27 §	3,740,000	3,772,987
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50-32 §	4,135,000	4,686,030
		8,459,017
Special Tax Revenue Bonds — 15.46%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(Forward Delivery)
5.00% 5/1/31	670,000	721,490
5.00% 5/1/34	750,000	808,110
5.00% 5/1/35	850,000	912,092
5.00% 5/1/36	850,000	907,902
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.00% 5/1/34 ‡	830,000	664,000
City of Houston, Texas Hotel Occupancy Tax & Special Revenue
Series C 5.00% 9/1/45 (AG)	3,750,000	4,013,888
14    NQ- 019 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 5.08% 9/1/45 ^	12,000,000	$ 4,744,320
Commonwealth of Puerto Rico Revenue
(Subordinate) 3.006% 11/1/43 •	14,369,185	9,932,699
Denver, Colorado Convention Center Hotel Authority Revenue
(Senior)
5.00% 12/1/29	600,000	604,854
5.00% 12/1/31	900,000	906,732
5.00% 12/1/32	1,800,000	1,812,888
5.00% 12/1/34	1,500,000	1,509,570
5.00% 12/1/35	1,200,000	1,207,152
5.00% 12/1/36	900,000	904,968
Downtown Revitalization Public Infrastructure District, Utah Revenue
(First Lien - SEG Redevelopment Project)
Series A 5.00% 6/1/36 (AG)	1,600,000	1,699,600
Series A 5.25% 6/1/41 (AG)	770,000	863,193
Series A 5.25% 6/1/42 (AG)	1,750,000	1,953,490
(Second Lien - SEG Redevelopment Project)
Series B 5.25% 6/1/41 (AG)	1,000,000	1,121,030
Series B 5.25% 6/1/42 (AG)	825,000	920,931
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	20,297,425	19,917,457
Indianapolis, Indiana Local Public Improvement Bond Bank Convention Center Hotel Revenue
(Senior) Series E 5.75% 3/1/43	3,350,000	3,566,678
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/39	1,785,000	1,854,026
Metropolitan Government Nashville & Davidson County, Tennessee Sports Authority Revenue
(Stadium Project) Series A 5.00% 7/1/43 (AG)	4,050,000	4,354,317
Miami-Dade County, Florida Special Obligation Revenue
5.15% 10/1/42 (BAM) ^	3,000,000	1,529,460
NQ- 019 [0526] 0726 (5720453)    15

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series C 5.00% 11/1/46	2,000,000	$ 2,133,560
Subseries F-1 5.00% 2/1/45	2,500,000	2,690,525
(Subordinate)
Subseries E-1 5.00% 2/1/32	5,000,000	5,073,350
Subseries I-1 5.00% 5/1/43	4,110,000	4,461,282
New York State Thruway Authority State Personal Income Tax Revenue
Series A 5.00% 3/15/41	5,000,000	5,395,700
New York Triborough Bridge & Tunnel Authority Revenue
(TBTA Capital Lockbox Fund) Series A 5.25% 12/1/54	5,000,000	5,292,450
Pasco County, Florida Capital Improvement Tax Revenue
(H. Lee Moffitt Cancer Center Project)
Series A 5.50% 9/1/42 (AG)	1,000,000	1,087,410
Series A 5.50% 9/1/43 (AG)	1,000,000	1,082,510
Series A 5.50% 9/1/44 (AG)	1,000,000	1,075,990
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 1.37% 7/1/51 ^	22,552,000	6,056,791
Series A-1 4.55% 7/1/40	25,000	25,055
Series A-1 4.75% 7/1/53	14,048,000	13,533,281
Series A-1 5.00% 7/1/58	3,775,000	3,730,417
Series A-1 5.667% 7/1/46 ^	14,246,000	5,199,932
Series A-2 4.329% 7/1/40	5,453,000	5,437,514
Utah Telecommunication Open Infrastructure Agency Revenue
5.25% 6/1/35	1,000,000	1,112,080
Washington County, Pennsylvania Redevelopment Authority Revenue
(Victory Centre Tax Increment Financing Project) 5.00% 7/1/35	500,000	502,605
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	505,000	393,900
		131,715,199
State General Obligation Bonds — 6.48%
California State
(Various Purpose) 5.00% 9/1/36	4,000,000	4,019,080
16    NQ- 019 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico Revenue
(Restructured)
Series A-1 4.00% 7/1/37	5,415,000	$ 5,352,836
Series A-1 4.00% 7/1/46	12,920,000	11,458,877
Illinois State
5.00% 1/1/28	1,630,000	1,632,543
5.00% 11/1/36	1,965,000	1,975,159
5.50% 5/1/39	2,500,000	2,658,725
Series A 5.125% 12/1/29	3,260,000	3,370,351
Series B 4.00% 10/1/35	6,630,000	6,670,045
Series C 4.00% 10/1/37	1,710,000	1,706,973
(Rebuild Illinois Program)
Series B 4.00% 11/1/35	2,200,000	2,210,032
Series B 4.00% 11/1/38	1,810,000	1,790,543
Maryland State
(Bidding Group 2 Bond) Series A 5.00% 6/1/39	5,000,000	5,649,550
Washington State
(Various Purpose)
Series A 5.00% 8/1/35	3,000,000	3,283,800
Series R 5.00% 8/1/39	3,000,000	3,385,260
		55,163,774
Transportation Revenue Bonds — 14.98%
California Municipal Finance Authority Revenue
(SFMTA Potrero Yard Modernization Project)
Series A 5.00% 9/1/60	570,000	590,218
Series A 5.50% 9/1/60	265,000	285,824
Chicago, Illinois O'Hare International Airport Senior Lien Revenue
Series A 4.00% 1/1/36	1,180,000	1,191,871
Series B 5.00% 1/1/36	2,500,000	2,621,625
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,555,000	5,018,998
(Subordinate)
Series A 4.00% 12/1/43 (AMT)	2,335,000	2,230,742
Series A 5.00% 12/1/43 (AMT)	6,300,000	6,429,276
City of Greater Orlando, Florida Aviation Authority Revenue
(Airport Facilities Bond) 5.25% 10/1/42 (AMT)	6,475,000	7,073,420
NQ- 019 [0526] 0726 (5720453)    17

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series B 144A 12.00% 7/1/57 (AMT) #, •	7,840,000	$ 5,096,000
(Brightline Florida Passenger Rail Project) 144A 14.286% 7/15/32 (AMT) #, •	10,000,000	2,800,000
Illinois State Toll Highway Authority Revenue
(Senior) Series A 5.25% 1/1/45	9,250,000	9,985,005
Metropolitan Nashville, Tennessee Airport Authority Revenue
Series B 5.50% 7/1/41 (AMT)	1,500,000	1,637,385
Series B 5.50% 7/1/42 (AMT)	1,855,000	2,014,549
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/38	1,000,000	999,920
Monroe County, Florida Airport Revenue
(Key West International Airport)
5.00% 10/1/36 (AMT)	1,235,000	1,305,951
5.00% 10/1/37 (AMT)	1,270,000	1,336,929
5.00% 10/1/38 (AMT)	1,360,000	1,426,014
5.00% 10/1/40 (AMT)	1,475,000	1,532,009
New Jersey Transportation Trust Fund Authority Revenue
Series A 5.00% 6/15/29	1,500,000	1,501,995
New York Liberty Development Revenue
(Port Authority Consolidated Bonds) Series 1WTC 2.75% 2/15/44	10,000,000	8,022,100
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds) Series A 5.25% 11/15/43	3,000,000	3,280,440
New York State Thruway Authority General Revenue
(Junior Indebtedness Obligations) Series B 4.00% 1/1/41	10,000,000	9,973,700
New York Transportation Development Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project - Green Bonds)
5.25% 6/30/43 (AMT)	5,500,000	5,751,735
5.375% 6/30/60 (AMT)	2,500,000	2,512,025
5.50% 6/30/38 (AMT)	1,670,000	1,779,936
5.50% 6/30/40 (AMT)	800,000	847,296
5.50% 6/30/42 (AG) (AMT)	1,750,000	1,859,830
18    NQ- 019 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(Terminal 4 John F. Kennedy International Airport Project)
5.00% 12/1/33 (AMT)	3,955,000	$ 4,265,309
5.00% 12/1/37 (AMT)	1,000,000	1,058,520
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,049,250
Port Authority of New York & New Jersey Revenue
Two Hundred Eighteenth Series 4.00% 11/1/41 (AMT)	2,480,000	2,426,655
Two Hundred Twenty-First Series 4.00% 7/15/36 (AMT)	1,200,000	1,212,816
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Subseries A-3 6.75% 1/1/46 (AMT)	4,750,000	5,415,285
San Diego County, California Regional Airport Authority Revenue
(Private Activity) Series B 5.25% 7/1/41 (AMT)	4,500,000	5,008,500
San Francisco City & County, California Airport Commission Revenue
(San Francisco International Airport) Series A 5.25% 5/1/45 (AMT)	1,915,000	2,079,996
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal)
Series B 5.00% 1/1/30 (AMT)	230,000	235,991
Series B 5.00% 1/1/33 (AMT)	705,000	720,545
Series B 5.00% 1/1/34 (AMT)	450,000	459,315
Series B 5.00% 1/1/35 (AMT)	245,000	249,807
Series B 5.00% 1/1/36 (AMT)	230,000	234,207
Texas Private Activity Bond Surface Transportation Revenue
(Senior Lien)
5.50% 6/30/42 (AMT)	500,000	524,935
5.50% 6/30/43 (AMT)	1,500,000	1,571,715
Wisconsin Public Finance Authority Revenue
(Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	7,500,000	8,330,025
(Senior Lien - Georgia SR 400 Express Lanes Project) 5.75% 12/31/65 (AMT)	3,500,000	3,630,060
		127,577,724
NQ- 019 [0526] 0726 (5720453)    19

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 1.56%
City of Aurora, Colorado Water Revenue
(First-Lien Water Revenue Bonds) 4.00% 8/1/54	2,750,000	$ 2,532,393
Jefferson County, Alabama Sewer Revenue
5.25% 10/1/41	3,400,000	3,708,414
5.25% 10/1/43	3,250,000	3,510,650
New York City Municipal Water Finance Authority Revenue
Series DD 5.00% 6/15/46	2,500,000	2,685,625
San Antonio, Texas River Authority Wastewater System Revenue
4.00% 1/1/40 (BAM)	820,000	820,377
		13,257,459
Total Municipal Bonds (cost $838,481,775)		837,633,866
	Number of shares
Common Stock — 0.08%♣
Industrial — 0.08%
TimberHP =, †, π	139,071	668,709
Total Common Stock (cost $668,709)		668,709

Warrants — 0.02%
DesertXpress Enterprises †	51,000	156,188
Total Warrants (cost $5)		156,188
	Principal amount°
Short-Term Investments — 0.50%
Variable Rate Demand Notes — 0.50%
San Francisco, California Bay Area Toll Authority Revenue
(Variable Rate Bonds) Series I 2.35% 4/1/59 (LOC - TD Bank, N.A.)¤	2,500,000	2,500,000
University of Colorado Hospital Authority Revenue
Series 2018 B 2.80% 11/15/35 (SPA - TD Bank, N.A.)¤	1,100,000	1,100,000
20    NQ- 019 [0526] 0726 (5720453)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
University of Colorado Hospital Authority Revenue
Series C 2.80% 11/15/39 (SPA - TD Bank, N.A.)¤	700,000	$ 700,000
Total Short-Term Investments (cost $4,300,000)		4,300,000
Total Value of Securities—98.94% (cost $843,450,489)		842,758,763

Receivables and Other Assets Net of Liabilities—1.06%		9,010,002
Net Assets Applicable to 78,001,840 Shares Outstanding—100.00%		$851,768,765
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2026, the aggregate value of Rule 144A securities was $64,188,468, which represents 7.54% of the Fund’s net assets.
‡	Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2026.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
NQ- 019 [0526] 0726 (5720453)    21

Schedule of investments
Nomura Tax-Free USA Intermediate Fund
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2026, the aggregate value of restricted securities was $668,709, which represented 0.08% of the Fund’s net assets. See the table below for additional details on restricted securities.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2026.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
TimberHP	6/26/25	$668,709	$668,709
Summary of abbreviations:
AG – Insured by Assured Guaranty Inc.
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
22    NQ- 019 [0526] 0726 (5720453)